NEWBUILDINGS - Narrative (Details) $ in Millions		1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) vessels	Aug. 31, 2022 large_range_2Tanker_vessel_type	Jan. 31, 2022 large_range_2Tanker_vessel_type	Dec. 31, 2021 large_range_2Tanker_vessel_type	Nov. 30, 2021 large_range_2Tanker_vessel_type	Mar. 31, 2023 large_range_2Tanker_vessel_type	Dec. 31, 2022 large_range_2Tanker_vessel_type	Jun. 30, 2022 USD ($) vessels large_range_2Tanker_vessel_type	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type			2	2	4			2
Remaining number of newbuildings to be delivered | vessels	4							4
Subsequent event
Property, Plant and Equipment [Line Items]
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type		1
Forecast
Property, Plant and Equipment [Line Items]
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type						1	2
Newbuilding Program
Property, Plant and Equipment [Line Items]
Installments paid	$ 90.2
Contractual obligation	287.0							$ 287.0
Newbuilding Program | Term loan facilities
Property, Plant and Equipment [Line Items]
Contractual obligation	$ 260.0							$ 260.0
Newbuilding Program | Forecast
Property, Plant and Equipment [Line Items]
Installments paid									$ 71.7	$ 215.3